SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Rates of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	10
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	33
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	10-33
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	15-33